Revenue Recognition - Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Contract assets	$ 10	$ 11
Contract liabilities	$ 197	$ 187